NOTE 7 - DEBT (Schedule of Notes Payable - Related Parties) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Sub-total current portion		$ 9,078
Add long-term portion-CEO		39,137
Notes Payable - Related Parties, Principal Amount		48,215
Chief Executive Officer [Member]
Debt Instrument [Line Items]
Sub-total current portion		$ 9,078
Notes Payable - Related Parties, Interest Rate		8.00%